INCOME TAX	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAX

NOTE 6. INCOME TAX

The Company accounts for income taxes in accordance with ASC 740, Income Taxes. Under this guidance, deferred income taxes are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, as well as for net operating loss and tax credit carryforwards.

The components of income tax expense for the year ended December 31, 2024 and the period from August 8, 2023 (inception) through December 31, 2023 are as follows:

	For the Year Ended December 31, 2024	For the Period from August 8, 2023 (inception) through December 31, 2023
Deferred provision
Federal	$(96,411)	$(8,267)
State	—	—
Total deferred provision	(96,411)	(8,267)
Change in valuation allowance	96,411	8,267
Total provision for income taxes	$—	$—

For the year ended December 31, 2024 and the period from August 8, 2023 (inception) through December 31, 2023, the loss before income taxes was $1,372,991 and $39,562, respectively. The Company had an effective tax rate of 0% and 0% for the year ended December 31, 2024 and the period from August 8, 2023 (inception) through December 31, 2023, respectively.

NOMADAR CORP.

NOTES TO FINANCIAL STATEMENTS

The reconciliation between the U.S. federal statutory income tax rate and the Company’s effective tax rate for the year ended December 31, 2024 and the period from August 8, 2023 (inception) through December 31, 2023 is as follows:

	For the Year Ended December 31, 2024	For the Period from August 8, 2023 (inception) through December 31, 2023
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal	—%	—%
Change in valuation allowance	(7.0)%	(20.9)%
Proposed direct listing costs	(14.0)%	—%
Other permanent differences	—%	(0.1)%
Effective tax rate	—%	—%

Significant components of the Company’s deferred tax assets as of December 31, 2024 and 2023 are as follows:

	December 31,
	2024	2023
Deferred tax assets:
Start-up costs	$85,880	$8,127
Net operating loss carryforwards	17,140	84
Deferred related party interest expense	1,658	56
Total gross deferred tax assets	104,678	8,267
Less: valuation allowance	(104,678)	(8,267)
Deferred tax assets, net of allowance	$—	$—

The Company has U.S. Federal net operating loss (“NOLs”) carryforwards of approximately $81,620 as of December 31, 2024. These NOLs were generated after December 31, 2017, have an indefinite carryforward period, and are subject to an annual limitation of 80% of taxable income.

Valuation Allowance

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore maintained a full valuation allowance.

Uncertain Tax Positions

As of December 31, 2024 and 2023, the Company had no unrecognized tax benefits. The Company recognizes interest and penalties related to uncertain tax positions in income tax expense. No such amounts were recognized during the periods presented.

NOMADAR CORP.

NOTES TO FINANCIAL STATEMENTS